Note 2 - Recapitalization (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended
	May 03, 2011	Jun. 21, 2011	Dec. 31, 2011	Dec. 31, 2012	Mar. 06, 2009	Mar. 06, 2009 Pre-Reverse Split [Member] Investor Warrant [Member]	Jun. 21, 2011 Pre-Reverse Split [Member] Rights Offering [Member]	Mar. 06, 2009 Pre-Reverse Split [Member] First Closing Shares [Member]	Mar. 06, 2009 Tarp Warrant [Member]	Mar. 06, 2009 Investor Warrant [Member]	Jun. 21, 2011 Rights Offering [Member]	May 03, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	May 03, 2011 First Closing Shares [Member]	Mar. 06, 2009 First Closing Shares [Member]
Note 2 - Recapitalization (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-5
Sale of Stock, Consideration Received on Transaction (in Dollars)													$ 6,000,000	$ 40,300,000
Sale of Stock, Number of Shares Issued in Transaction													16,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									321,847	2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						0.60	0.60		7.69	3.00	3.00
Preferred Stock, Discount on Shares (in Dollars)					10,500,000
Stock Issued During Period, Shares, New Issues		2,908,071													15,425,262
Sale of Stock, Price Per Share (in Dollars per share)								$ 0.60							$ 3.00
Proceeds from Issuance of Common Stock (in Dollars)			47,592,000											46,300,000
Credit Against Purchase Price of First Closing Shares (in Dollars)												$ 6,000,000
Noncontrolling Interest, Ownership Percentage by Parent				82.00%